Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Pay Versus Performance
As required by Item 402(v) of Regulation
S-K,
we are providing the following information about the relationship between executive compensation actually paid and our financial performance for each of the last three completed fiscal years. In determining the “compensation actually paid” to our named executive officers (our “NEOs”), we are required to make various adjustments to amounts that have been previously reported in the Summary Compensation Table in each such previous year, as the valuation methods for this disclosure under Item 402(v) differ from those required in reporting the compensation information in the Summary Compensation Table. For our NEOs other than our principal executive officer (our “PEO”), compensation is reported as an average.

							Value of Initial Fixed $100 Investment Based On:			Company- Selected Measure
Year (1)	Summary Compensation Table Total for PEO S. Sharma	Compensation Actually Paid to PEO S. Sharma (2)	Summary Compensation Table Total for PEO P. Mulligan	Compensation Actually Paid to PEO P. Mulligan	Average Summary Compensation Table Total for Non-PEOs	Average Compensation Actually Paid to Non-PEOs (2)	MVIS Total Stockholder Return (3)	Peer Group Total Stockholder Return (3)	Net Loss (in millions) (4)	Stock Price (5)
(a)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	$8,880,000	$3,202,400	$—	$—	$2,862,575	$1,172,328	$326.39	$124.04	$(53,890)	$2.35
2021	$4,548,622	$6,102,497	$—	$—	$1,339,349	$1,474,410	$695.83	$154.19	$(43,200)	$5.01
2020	$241,565	$1,414,065	$69,679	$69,679	$342,741	$1,353,899	$747.22	$122.56	$(13,634)	$5.38

(1)
The PEO and
Non-PEOs
for the applicable years were as follows: in 2022, Mr. Sharma served as PEO and Mr. Verma and Ms. Markham each served as a
Non-PEO
for the entire year; in 2021, Mr. Sharma served as

PEO for the entire year and Mr. Verma, Ms. Markham, Mr. Holt and Mr. Westgor each served as a
Non-PEO
for a portion of the year; for 2020, Mr. Sharma and Mr. Mulligan each served as PEO for a portion of the year, and Mr. Holt and Mr. Westgor each served as a
Non-PEO
for the entire year.
(2)
The 2022 Summary Compensation Table totals reported for the PEO and the average of the
Non-PEOs
for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “compensation actually paid”: the summary compensation table totals were decreased for amounts reported under the “Option Awards” and “Stock Awards” columns and increased/decreased for the inclusion of Rule 402(v) equity values, which reflect the aggregate of the following components, as applicable (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Description of Adjustment	2022	2021	2020
Summary Compensation Table Total Compensation for PEO S. Sharma	$8,880,000	$4,548,622	$241,565
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(8,571,000)	$(4,245,000)	$—
Add/subtract for the inclusion of Rule 402(v) Equity Values	$2,893,400	$5,798,875	$1,172,500

Compensation Actually Paid to PEO S. Sharma	$3,202,400	$6,102,497	$1,414,065
Summary Compensation Table Total Compensation for Non-PEOs	$2,862,575	$1,339,349	$342,741
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(2,472,000)	$(1,097,114)	$—
Add/subtract for the inclusion of Rule 402(v) Equity Values	$781,753	$1,232,175	$1,011,158

Compensation Actually Paid to Non-PEOs	$1,172,328	$1,474,410	$1,353,899

(3)
An investment of $100 is assumed to have been made in our common stock as of December 31, 2020. Total Shareholder Return was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our common stock on December 31, 2020, 2021, and 2022, divided by the closing price on December 31, 2020. We have selected the Dow Jones U.S. Electronic & Electrical Equipment Index (DJUSEE) as our peer group. An investment of $100 is assumed to have been made in the DJUSEE as of December 31, 2020. Peer Group Total Shareholder Return was calculated by multiplying the initial investment of $100 by the quotient of the closing price of our common stock on December 31, 2020, 2021 and 2022 divided by the closing price as on December 31, 2020.

(4)	The dollar amounts reported represent the amount of the net loss reflected in our audited financial statements of the applicable fiscal year.
(5)
The stock prices reported here are the closing prices on the last trading day of the relevant fiscal year. Stock price was chosen from the following three most important financial performance measures used to link compensation actually paid to our PEO and other NEOs in 2022 to company performance:

Performance Metrics

Stock Price Targets	Serve as performance objectives in our performance-equity-based PRSU program for executives
Revenue	A factor in assessing market progress and critical to the company’s long-term sustainability
Adjusted EBITDA	A key non-GAAP measure used by our Board and management to evaluate company performance
While we are required to disclose our net loss for each covered fiscal year, this is not a metric used in our compensation programs at this time.

Company Selected Measure Name	Stock price
Named Executive Officers, Footnote [Text Block]
(1)
The PEO and
Non-PEOs
for the applicable years were as follows: in 2022, Mr. Sharma served as PEO and Mr. Verma and Ms. Markham each served as a
Non-PEO
for the entire year; in 2021, Mr. Sharma served as

PEO for the entire year and Mr. Verma, Ms. Markham, Mr. Holt and Mr. Westgor each served as a
Non-PEO
for a portion of the year; for 2020, Mr. Sharma and Mr. Mulligan each served as PEO for a portion of the year, and Mr. Holt and Mr. Westgor each served as a
Non-PEO
for the entire year.

Peer Group Issuers, Footnote [Text Block]	We have selected the Dow Jones U.S. Electronic & Electrical Equipment Index (DJUSEE) as our peer group.
Adjustment To PEO Compensation, Footnote [Text Block]	The 2022 Summary Compensation Table totals reported for the PEO and the average of the
Non-PEOs
for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “compensation actually paid”: the summary compensation table totals were decreased for amounts reported under the “Option Awards” and “Stock Awards” columns and increased/decreased for the inclusion of Rule 402(v) equity values, which reflect the aggregate of the following components, as applicable (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Description of Adjustment	2022	2021	2020
Summary Compensation Table Total Compensation for PEO S. Sharma	$8,880,000	$4,548,622	$241,565
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(8,571,000)	$(4,245,000)	$—
Add/subtract for the inclusion of Rule 402(v) Equity Values	$2,893,400	$5,798,875	$1,172,500

Compensation Actually Paid to PEO S. Sharma	$3,202,400	$6,102,497	$1,414,065
Summary Compensation Table Total Compensation for Non-PEOs	$2,862,575	$1,339,349	$342,741
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(2,472,000)	$(1,097,114)	$—
Add/subtract for the inclusion of Rule 402(v) Equity Values	$781,753	$1,232,175	$1,011,158

Compensation Actually Paid to Non-PEOs	$1,172,328	$1,474,410	$1,353,899

Non-PEO NEO Average Total Compensation Amount	$ 2,862,575	$ 1,339,349	$ 342,741
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,172,328	1,474,410	1,353,899
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	The 2022 Summary Compensation Table totals reported for the PEO and the average of the
Non-PEOs
for each year were subject to the following adjustments per Item 402(v)(2)(iii) of Regulation
S-K
to calculate “compensation actually paid”: the summary compensation table totals were decreased for amounts reported under the “Option Awards” and “Stock Awards” columns and increased/decreased for the inclusion of Rule 402(v) equity values, which reflect the aggregate of the following components, as applicable (i) the fair value as of the end of the listed fiscal year of unvested equity awards granted in that year; (ii) the change in fair value during the listed fiscal year of equity awards granted in prior years that remained outstanding and unvested at the end of the listed fiscal year; and (iii) the change in fair value during the listed fiscal year through the vesting date of equity awards granted in prior years that vested during the listed fiscal year, less the fair value at the end of the prior year of awards granted prior to the listed fiscal year that failed to meet applicable vesting conditions during the listed fiscal year. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of the grant.

Description of Adjustment	2022	2021	2020
Summary Compensation Table Total Compensation for PEO S. Sharma	$8,880,000	$4,548,622	$241,565
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(8,571,000)	$(4,245,000)	$—
Add/subtract for the inclusion of Rule 402(v) Equity Values	$2,893,400	$5,798,875	$1,172,500

Compensation Actually Paid to PEO S. Sharma	$3,202,400	$6,102,497	$1,414,065
Summary Compensation Table Total Compensation for Non-PEOs	$2,862,575	$1,339,349	$342,741
Subtract grant date fair value of option awards and stock awards granted in the applicable fiscal year	$(2,472,000)	$(1,097,114)	$—
Add/subtract for the inclusion of Rule 402(v) Equity Values	$781,753	$1,232,175	$1,011,158

Compensation Actually Paid to Non-PEOs	$1,172,328	$1,474,410	$1,353,899

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Compensation Actually Paid and Performance Measures
. The following table reflects the relationship between our PEO and average non-PEO
compensation “actually paid” versus the performance measures in the pay versus performance table from 2020 to 2022:

Period	Compensation Actually Paid to PEO		Compensation Actually Paid to Non-PEOs		MicroVision’s TSR		Peer Group TSR		MicroVision Net Loss
2021 to 2022	i	48%	i	20%	i	53%	i	20%	h	25%
2020 to 2021	h	311%	h	9%	i	7%	h	26%	h	217%

Tabular List [Table Text Block]
Performance Metrics

Stock Price Targets	Serve as performance objectives in our performance-equity-based PRSU program for executives
Revenue	A factor in assessing market progress and critical to the company’s long-term sustainability
Adjusted EBITDA	A key non-GAAP measure used by our Board and management to evaluate company performance
While we are required to disclose our net loss for each covered fiscal year, this is not a metric used in our compensation programs at this time.

Total Shareholder Return Amount	$ 326.39	695.83	747.22
Peer Group Total Shareholder Return Amount	124.04	154.19	122.56
Net Income (Loss)	$ (53,890,000,000)	$ (43,200,000,000)	$ (13,634,000,000)
Company Selected Measure Amount	2.35	5.01	5.38
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Stock Price Targets
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenue
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Adjusted EBITDA
Mr. Sharma [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 8,880,000	$ 4,548,622	$ 241,565
PEO Actually Paid Compensation Amount	$ 3,202,400	6,102,497	1,414,065
PEO Name	Mr. Sharma
Mr. Mulligan [Member]
Pay vs Performance Disclosure [Table]
PEO Total Compensation Amount	$ 0	0	69,679
PEO Actually Paid Compensation Amount	0	0	$ 69,679
PEO Name			Mr. Mulligan
PEO [Member] | Mr. Sharma [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(8,571,000)	(4,245,000)	$ 0
PEO [Member] | Mr. Sharma [Member] | Rule 402(v) Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,893,400	5,798,875	1,172,500
Non-PEO NEO [Member] | Grant Date Fair Value of Option Awards and Stock Awards Granted in the Applicable Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,472,000)	(1,097,114)	0
Non-PEO NEO [Member] | Rule 402(v) Equity Values [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 781,753	$ 1,232,175	$ 1,011,158